Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Aug. 04, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 2,621		$ 2,072
Less current portion	(795)		(173)
Total long-term debt, less current portion	1,826		1,899
Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds		$ 1,500
1.36% due 2020, floating interest rate at Libor + 1.099% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank			13
1.20% due 2020, floating interest rate at Libor + 0.956% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank			28
0.37% due 2020, floating interest rate at Euribor + 0.817% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank			14
0.77% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	30		60
0.83% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	29		58
0.09% due 2028, floating interest rate at Euribor + 0.589% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	250		258
0.22% due 2029, floating interest rate at Euribor + 0.564% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	270		275
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds			700
0.25% due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	674		654
Zero-coupon, due 2025 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	703
Zero-coupon, due 2027 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	661
0.48% (weighted average), due 2021-2028, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	$ 4		$ 12